UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 2.6%
Autoliv Inc.	250,000	$16,450,000
Tenneco Inc.	403,000	14,088,880	*

Total Auto Components		30,538,880

Hotels, Restaurants & Leisure - 1.1%
Wynn Resorts Ltd.	105,000	13,148,100

Household Durables - 5.8%
Mohawk Industries Inc.	232,000	23,585,120	*
NVR Inc.	18,000	18,533,880	*
Whirlpool Corp.	226,000	26,075,880

Total Household Durables		68,194,880

Specialty Retail - 6.6%
Jos. A. Bank Clothiers Inc.	450,000	18,243,000	*
Ross Stores Inc.	270,000	16,119,000
Signet Jewelers Ltd.	450,000	28,161,000
Tractor Supply Co.	148,000	15,343,160

Total Specialty Retail		77,866,160

TOTAL CONSUMER DISCRETIONARY		189,748,020

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Casey’s General Stores Inc.	325,000	17,787,250

ENERGY - 5.3%
Energy Equipment & Services - 3.3%
Noble Corp.	450,000	18,225,000
Oil States International Inc.	263,000	20,403,540	*

Total Energy Equipment & Services		38,628,540

Oil, Gas & Consumable Fuels - 2.0%
Pioneer Natural Resources Co.	205,000	24,095,700

TOTAL ENERGY		62,724,240

FINANCIALS - 20.6%
Capital Markets - 4.3%
Greenhill & Co. Inc.	175,000	10,307,500
Invesco Ltd.	675,000	18,393,750
Lazard Ltd., Class A	650,000	22,522,500

Total Capital Markets		51,223,750

Commercial Banks - 5.9%
CIT Group Inc.	480,000	20,328,000	*
M&T Bank Corp.	197,000	20,229,930
Signature Bank	225,000	16,634,250	*
SunTrust Banks Inc.	425,000	12,057,250

Total Commercial Banks		69,249,430

Consumer Finance - 1.4%
SLM Corp.	950,000	16,045,500

Diversified Financial Services - 1.9%
Moody’s Corp.	408,000	22,366,560

Insurance - 3.2%
Arch Capital Group Ltd.	416,000	19,310,720	*
Axis Capital Holdings Ltd.	500,000	19,135,000

Total Insurance		38,445,720

Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities Inc.	224,000	16,240,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.9% (continued)
Apartment Investment and Management Co., Class A Shares	625,000	$17,050,000
Health Care REIT Inc.	197,000	12,379,480

Total Real Estate Investment Trusts (REITs)		45,669,480

TOTAL FINANCIALS		243,000,440

HEALTH CARE - 12.0%
Biotechnology - 1.6%
Onyx Pharmaceuticals Inc.	245,000	18,992,400	*

Health Care Equipment & Supplies - 3.3%
Cooper Cos. Inc.	175,000	17,736,250
Zimmer Holdings Inc.	290,000	21,634,000

Total Health Care Equipment & Supplies		39,370,250

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	425,000	19,282,250
Humana Inc.	250,000	18,590,000
Mednax Inc.	280,000	23,956,800	*

Total Health Care Providers & Services		61,829,050

Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc.	475,000	21,270,500

TOTAL HEALTH CARE		141,462,200

INDUSTRIALS - 16.6%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	305,000	10,873,250

Air Freight & Logistics - 1.0%
UTI Worldwide Inc.	750,000	11,070,000

Airlines - 1.0%
Allegiant Travel Co.	160,000	11,915,200

Commercial Services & Supplies - 1.4%
Cintas Corp.	400,000	16,904,000

Construction & Engineering - 1.3%
Quanta Services Inc.	523,000	15,151,310	*

Electrical Equipment - 3.1%
EnerSys	465,000	19,032,450	*
Rockwell Automation Inc.	200,000	17,838,000

Total Electrical Equipment		36,870,450

Machinery - 4.6%
CNH Global NV	480,500	22,939,070
Joy Global Inc.	280,000	17,687,600
Lincoln Electric Holdings Inc.	260,000	14,021,800

Total Machinery		54,648,470

Professional Services - 1.7%
Equifax Inc.	340,000	19,958,000

Trading Companies & Distributors - 1.6%
MSC Industrial Direct Co. Inc., Class A Shares	235,000	18,593,200

TOTAL INDUSTRIALS		195,983,880

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.1%
F5 Networks Inc.	110,000	11,536,800	*
Juniper Networks Inc.	600,000	13,428,000	*

Total Communications Equipment		24,964,800

Computers & Peripherals - 1.4%
Seagate Technology PLC	500,000	16,990,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY			SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.3%
FEI Co.			252,400	$15,386,304

IT Services - 2.8%
Alliance Data Systems Corp.			120,000	18,912,000	*
Teradata Corp.			210,000	13,998,600	*

Total IT Services				32,910,600

Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.			530,000	18,958,100
Xilinx Inc.			369,000	13,464,810

Total Semiconductors & Semiconductor Equipment				32,422,910

Software - 6.1%
Amdocs Ltd.			691,000	24,661,790
Autodesk Inc.			340,000	13,219,200	*
Check Point Software Technologies Ltd.			400,000	20,000,000	*
Nuance Communications Inc.			592,000	14,237,600	*

Total Software				72,118,590

TOTAL INFORMATION TECHNOLOGY				194,793,204

MATERIALS - 5.6%
Chemicals - 2.5%
Methanex Corp.			270,000	9,680,850
Rockwood Holdings Inc.			366,000	20,031,180

Total Chemicals				29,712,030

Containers & Packaging - 3.1%
Crown Holdings Inc.			592,000	22,413,120	*
Rock-Tenn Co., Class A Shares			170,000	13,421,500

Total Containers & Packaging				35,834,620

TOTAL MATERIALS				65,546,650

UTILITIES - 3.5%
Electric Utilities - 1.1%
NV Energy Inc.			666,000	12,607,380
Multi-Utilities - 2.4%
Sempra Energy			225,000	16,886,250
Wisconsin Energy Corp.			306,000	12,065,580

Total Multi-Utilities				28,951,830

TOTAL UTILITIES				41,559,210

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $899,945,942)				1,152,605,094

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $30,230,109; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $30,834,704) (Cost - $30,230,000)	0.130%	2/1/13	$30,230,000	30,230,000

TOTAL INVESTMENTS - 100.3% (Cost - $930,175,942#)				1,182,835,094
Liabilities in Excess of Other Assets - (0.3)%				(2,983,828)

TOTAL NET ASSETS - 100.0%				$1,179,851,266

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Mohawk Industries Inc., Call	2/16/13	$95.00	243	$168,885
Whirlpool Corp., Call	2/16/13	110.00	550	341,000

TOTAL WRITTEN OPTIONS (Premiums received - $220,499)				$509,885

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Core Fund (formerly Legg Mason ClearBridge Mid Cap Core Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks †	$1,152,605,094	—	—	$1,152,605,094
Short-term investments†	—	30,230,000	—	30,230,000

Total investments	$1,152,605,094	$30,230,000	—	$1,182,835,094

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$509,885	—	—	$509,885

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the

Notes to Schedule of Investments (unaudited) (continued)

option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$263,588,004
Gross unrealized depreciation	(10,928,852)

Net unrealized appreciation	$252,659,152

During the period ended January 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	—	—
Options written	793	$220,499
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Written options, outstanding as of January 31, 2013	793	$220,499

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2013.

Primary Underlying Risk	Written Options at value
Equity Risk	$509,885

During the period ended January 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Written options	$127,471

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013